Income tax - Summary of Movement in Deferred Tax Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	$ 1,767	$ 1,720
Recognized in profit or loss	30	47
Recognized in OCI	3
Currency translation differences	31	0
Deferred tax liability (asset) at end of period	1,831	1,767
Deferred tax assets	2,255	2,867
Deferred tax liabilities	(424)	(1,100)
Depreciation & amortization
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(136)	(19)
Recognized in profit or loss	148	(123)
Recognized in OCI	0
Currency translation differences	(12)	6
Deferred tax liability (asset) at end of period	0	(136)
Deferred tax assets	0	0
Deferred tax liabilities	0	(136)
Accrued pension
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	0	0
Recognized in profit or loss	0	0
Recognized in OCI	3
Currency translation differences	0	0
Deferred tax liability (asset) at end of period	3	0
Deferred tax assets	3	0
Deferred tax liabilities	0	0
ROU asset
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(897)	(761)
Recognized in profit or loss	531	(166)
Recognized in OCI	0
Currency translation differences	(36)	30
Deferred tax liability (asset) at end of period	(402)	(897)
Deferred tax assets	0	0
Deferred tax liabilities	(402)	(897)
Lease liability
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	1,047	794
Recognized in profit or loss	(523)	287
Recognized in OCI	0
Currency translation differences	46	(34)
Deferred tax liability (asset) at end of period	570	1,047
Deferred tax assets	570	1,047
Deferred tax liabilities	0	0
Other
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	603	696
Recognized in profit or loss	(90)	(91)
Recognized in OCI	0
Currency translation differences	4	(2)
Deferred tax liability (asset) at end of period	517	603
Deferred tax assets	539	670
Deferred tax liabilities	(22)	(67)
Net operating loss carryforward
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	1,150	1,010
Recognized in profit or loss	(36)	140
Recognized in OCI	0
Currency translation differences	29	0
Deferred tax liability (asset) at end of period	1,143	1,150
Deferred tax assets	1,143	1,150
Deferred tax liabilities	$ 0	$ 0